Financial instruments and financial risk factors	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [member]
Statement [Line Items]
Financial instruments and financial risk factors
13.	Financial instruments and financial risk factors
Fair values
The Company’s financial instruments consist of cash, accounts receivables, accounts payable and accrued liabilities, loans payable. The fair values of the cash, trade receivables, accounts payable and accrued liabilities approximate their carrying amounts because of their current nature.
Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
There were no transfers between the levels during the current or prior year.
The Company’s financial assets measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2021
Accounts receivable	4,072,701	—	4,072,701	—

	4,072,701	—	4,072,701	—

As at October 31, 2020
Accounts receivable	571,300	—	571,300	—

	571,300	—	571,300	—

See Note 4 above for additional details related to measurement of accounts receivable.
The Company’s financial liabilities measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2021
Restricted share units	—	—	—	—
Conversion feature of convertible debt	29,028,938	—	29,028,938	—
Warrants	82,109,334	53,549,989	28,559,344	—

	111,138,272	53,549,989	57,588,282	—

As at October 31, 2020
Restricted share units	171,849	—	171,849	—

	171,849	—	171,849	—

Currency risk
It is management’s opinion that the Company is not exposed to significant currency risk as its cash is denominated in both Canadian and U.S. dollars and funds its operations accordingly.
At October 31, 2021, the Company had Canadian dollar denominated cash of approximately Cdn. $1.3 million and Canadian dollar denominated net liabilities and loans payable of approximately Cdn. $23.9 million. The remaining amounts were denominated in U.S. dollars and immaterial amounts of other currencies. Gains and losses arising upon translation of these amounts into U.S. dollars for inclusion in the consolidated financial statements are recorded in other income and expenses as foreign exchange. A
5
% strengthening of the Canadian dollar versus the U.S. dollar, at October
31
,
2021
, would have increased the foreign exchange loss for the year by approximately $
0.9
 million while a
5
% weakening of the Canadian dollar would have had approximately the equal but opposite effect. This analysis assumes that all other variables remain constant.
Interest rate risk
Interest rate risk is the risk arising from the effect of changes in prevailing interest rates on the Company’s financial instruments. The Company is exposed to interest rate risk, as it has variable interest rate debt, see Note 10.
Credit, liquidity, and market risks
Credit risks associated with cash are minimal as the Company deposits majority of its cash with a large Canadian financial institution. The Company’s credit risks associated with receivables are managed and exposure to potential loss is assessed as minimal.
Ultimate responsibility for liquidity risk management rests with the board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-term, medium and long-term funding and liquidity requirements.
Market risks associated with short-term investments are assessed as minimal as they are considered short-term in nature.
All of the Company’s financial liabilities have contractual cash flows as follows:

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2021
Accounts payable and accrued liabilities	18,701,116	18,701,116	18,701,116	—	—	—	—	—
Lease liabilities	29,364,869	35,934,570	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906
Loan payable	39,748	41,338	6,384	6,618	6,860	7,111	7,371	6,994
Convertible Debt	100,877,838	142,682,078	—	—	—	—	142,682,078	—
Warrants	82,109,334	—	—	—	—	—	—	—
Restoration provisions	334,233	302,049	—	84,582	—	—	54,842	162,625

	231,427,138	197,661,151	23,225,275	4,725,601	3,792,844	3,381,807	146,056,099	16,479,525

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2020
Accounts payable and accrued liabilities	4,364,370	4,364,372	4,364,372	—	—	—	—	—
Restricted share units	171,849	171,849	171,849	—	—	—	—	—
Lease liabilities	3,613,170	4,529,662	805,946	680,943	568,434	584,269	479,833	1,410,237
Loan payable	2,247,878	2,628,652	1,782,888	845,763	—	—	—	—
Restoration provisions	321,400	333,866	—	81,166	—	—	52,627	200,074

	10,718,667	12,028,401	7,125,055	1,607,872	568,434	584,269	532,460	1,610,311

Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
The capital structure of the Company consists of net debt (borrowings after deducting cash and bank balances) and equity of the Company (comprising issued share capital, contributed surplus and accumulated deficit as disclosed in Note 12).
The Company is not subject to any externally imposed capital requirements. The Company’s Board of Directors reviews the capital structure on a semi-annual basis. As part of this review, the Board considers the cost of capital and the risks associated with each class of capital.